CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues	$ 36,455,296	$ 88,736,549	$ 73,201,161
Cost of revenues	(35,579,218)	(88,187,781)	(72,856,808)
Gross profit	876,078	548,768	344,353
Operating expenses:
Selling and marketing (including share-based compensation of $680,124, $538,897 for the years ended December 31, 2016 and 2017 , respectively and reversal of $241,150 for the year ended December 31, 2018)	(5,792,802)	(15,206,658)	(20,405,602)
General and administrative (including share-based compensation of $417,419, $528,889 and $184,445 for the years ended December 31, 2016, 2017 and 2018, respectively)	(4,303,062)	(6,696,601)	(7,530,851)
Impairment loss	(115,178,704)	(147,018,425)	0
Total operating expenses	(125,274,568)	(168,921,684)	(27,936,453)
Loss from operations	(124,398,490)	(168,372,916)	(27,592,100)
Interest income/(expense), net	(906,510)	(411,164)	26,147
Other income/(expense), net	(33,191)	27,921	39,351
Loss before provision for income taxes	(125,338,191)	(168,756,159)	(27,526,602)
Income tax benefits	2,098,406	6,857,180	2,233,457
Net loss	(123,239,785)	(161,898,979)	(25,293,145)
Net loss attributable to holders of ordinary shares of JMU Limited	$ (123,239,785)	$ (161,898,979)	$ (25,293,145)
Net loss per ordinary share
Basic	$ (0.08)	$ (0.11)	$ (0.02)
Diluted	$ (0.08)	$ (0.11)	$ (0.02)
Weighted average shares used in calculating net loss per ordinary share
Basic	1,476,801,177	1,476,144,194	1,474,087,060
Diluted	1,476,801,177	1,476,144,194	1,474,087,060
Related parties [Member]
Total revenues	$ 10,873,060	$ 17,485,226	$ 10,078,276
Third parties [Member]
Total revenues	$ 25,582,236	$ 71,251,323	$ 63,122,885